Distribution Date:	05/15/26	JPMDB Commercial Mortgage Securities Trust 2016-C2
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Attention: Executive Vice President – Division Head		NoticeAdmin@pnc.com
Mortgage Loan Detail (Part 1)	13		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20-21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590LAQ5	1.422500%	23,342,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590LAR3	2.661900%	160,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A	46590LAS1	2.881300%	120,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3B	46590LAA0	2.881300%	50,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590LAT9	3.143900%	222,981,000.00	126,842,746.36	53,497,872.44	332,317.43	0.00	0.00	53,830,189.87	73,344,873.92	76.51%	30.00%
A-SB	46590LAU6	2.954200%	48,243,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46590LAX0	3.483600%	75,888,000.00	75,888,000.00	0.00	220,302.86	0.00	0.00	220,302.86	75,888,000.00	52.21%	21.50%
B	46590LAY8	3.990100%	44,639,000.00	44,639,000.00	0.00	72,944.40	0.00	0.00	72,944.40	44,639,000.00	37.91%	16.50%
C	46590LAZ5	3.369611%	36,828,000.00	36,828,000.00	0.00	0.00	0.00	0.00	0.00	36,828,000.00	26.12%	12.38%
D	46590LAE2	3.369611%	43,524,000.00	43,524,000.00	0.00	0.00	0.00	0.00	0.00	43,524,000.00	12.18%	7.50%
E	46590LAG7	4.619611%	17,856,000.00	17,856,000.00	0.00	0.00	0.00	0.00	0.00	17,856,000.00	6.46%	5.50%
F	46590LAJ1	4.619611%	12,276,000.00	12,276,000.00	0.00	0.00	0.00	0.00	0.00	12,276,000.00	2.53%	4.13%
NR	46590LAL6	4.619611%	36,828,383.00	21,971,702.34	0.00	0.00	0.00	14,079,586.47	0.00	7,892,115.87	0.00%	0.00%
R	46590LAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			892,799,383.00	379,825,448.70	53,497,872.44	625,564.69	0.00	14,079,586.47	54,123,437.13	312,247,989.79

X-A	46590LAV4	1.348551%	700,848,000.00	202,730,746.36	0.00	227,827.31	0.00	0.00	227,827.31	149,232,873.92
X-B	46590LAW2	0.629511%	44,639,000.00	44,639,000.00	0.00	23,417.27	0.00	0.00	23,417.27	44,639,000.00
X-C	46590LAC6	1.250000%	80,352,000.00	80,352,000.00	0.00	83,700.00	0.00	0.00	83,700.00	80,352,000.00
Notional SubTotal			825,839,000.00	327,721,746.36	0.00	334,944.58	0.00	0.00	334,944.58	274,223,873.92

Deal Distribution Total					53,497,872.44	960,509.27	0.00	14,079,586.47	54,458,381.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590LAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590LAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A	46590LAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3B	46590LAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590LAT9	568.85002023	239.92121499	1.49033967	0.00000000	0.00000000	0.00000000	0.00000000	241.41155466	328.92880523
A-SB	46590LAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46590LAX0	1,000.00000000	0.00000000	2.90299995	0.00000000	0.00000000	0.00000000	0.00000000	2.90299995	1,000.00000000
B	46590LAY8	1,000.00000000	0.00000000	1.63409575	1.69098748	2.44394588	0.00000000	0.00000000	1.63409575	1,000.00000000
C	46590LAZ5	1,000.00000000	0.00000000	0.00000000	2.80800885	8.62692354	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46590LAE2	1,000.00000000	0.00000000	0.00000000	2.80800891	13.88866005	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590LAG7	1,000.00000000	0.00000000	0.00000000	3.84967574	27.50112679	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590LAJ1	1,000.00000000	0.00000000	0.00000000	3.84967579	27.50112659	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590LAL6	596.59698717	0.00000000	0.00000000	2.29670496	173.85861986	0.00000000	382.30259716	0.00000000	214.29439001
R	46590LAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590LAV4	289.26492814	0.00000000	0.32507378	0.00000000	0.00000000	0.00000000	0.00000000	0.32507378	212.93186814
X-B	46590LAW2	1,000.00000000	0.00000000	0.52459217	0.00000000	0.00000000	0.00000000	0.00000000	0.52459217	1,000.00000000
X-C	46590LAC6	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/26 - 04/30/26	30	0.00	332,317.43	0.00	332,317.43	0.00	0.00	0.00	332,317.43	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/26 - 04/30/26	30	0.00	227,827.31	0.00	227,827.31	0.00	0.00	0.00	227,827.31	0.00
X-B	04/01/26 - 04/30/26	30	0.00	23,417.27	0.00	23,417.27	0.00	0.00	0.00	23,417.27	0.00
X-C	04/01/26 - 04/30/26	30	0.00	83,700.00	0.00	83,700.00	0.00	0.00	0.00	83,700.00	0.00
A-S	04/01/26 - 04/30/26	30	0.00	220,302.86	0.00	220,302.86	0.00	0.00	0.00	220,302.86	0.00
B	04/01/26 - 04/30/26	30	33,499.92	148,428.39	0.00	148,428.39	75,483.99	0.00	0.00	72,944.40	109,095.30
C	04/01/26 - 04/30/26	30	213,698.92	103,413.35	0.00	103,413.35	103,413.35	0.00	0.00	0.00	317,712.34
D	04/01/26 - 04/30/26	30	480,923.82	122,215.78	0.00	122,215.78	122,215.78	0.00	0.00	0.00	604,490.04
E	04/01/26 - 04/30/26	30	420,700.75	68,739.81	0.00	68,739.81	68,739.81	0.00	0.00	0.00	491,060.12
F	04/01/26 - 04/30/26	30	289,231.76	47,258.62	0.00	47,258.62	47,258.62	0.00	0.00	0.00	337,603.83
NR	04/01/26 - 04/30/26	30	6,294,117.60	84,583.93	0.00	84,583.93	84,583.93	0.00	0.00	0.00	6,402,931.84
Totals			7,732,172.77	1,462,204.75	0.00	1,462,204.75	501,695.48	0.00	0.00	960,509.27	8,262,893.47

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	54,458,381.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,467,675.04	Master Servicing Fee	1,706.43
Interest Reductions due to Nonrecoverability Determination	(456,524.15)	Certificate Administrator Fee	1,920.19
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	35.16
ARD Interest	0.00	Operating Advisor Fee	787.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	347.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,011,150.89	Total Fees	5,006.75

Principal		Expenses/Reimbursements
Scheduled Principal	67,577,458.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	45,634.87
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	14,079,586.47
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	67,577,458.91	Total Expenses/Reimbursements	14,125,221.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	960,509.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	53,497,872.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	54,458,381.71
Total Funds Collected	68,588,609.80	Total Funds Distributed	68,588,609.80

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	379,825,448.70	379,825,448.70	Beginning Certificate Balance	379,825,448.70
(-) Scheduled Principal Collections	67,577,458.91	67,577,458.91	(-) Principal Distributions	53,497,872.44
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	14,079,586.47
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	14,079,586.47
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	312,247,989.79	312,247,989.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	385,159,082.89	385,159,082.89	Ending Certificate Balance	312,247,989.79
Ending Actual Collateral Balance	317,633,707.87	317,633,707.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	6,038,768.15	0.00	UC / (OC) Change	0.00
Current Period Advances	14,079,586.47	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	20,118,354.62	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,058,043.57	1.30%	120	5.1500	NAP	Defeased	1	4,058,043.57	1.30%	120	5.1500	NAP
	9,999,999 or less	1	7,964,915.51	2.55%	(2)	4.9000	1.530000	1.44 or less	4	127,671,006.14	40.89%	(2)	4.8934	0.787484
10,000,000 to 19,999,999		3	39,622,140.68	12.69%	(2)	4.8477	1.339414	1.45 to 1.59	2	19,559,630.25	6.26%	(1)	5.1371	1.541856
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		5	177,269,557.03	56.77%	(2)	4.7080	1.275639	1.75 to 1.89	2	110,959,309.83	35.54%	0	4.3170	1.774897
	50,000,000 or greater	1	83,333,333.00	26.69%	0	4.2000	1.750000	1.90 to 2.04	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	312,247,989.79	100.00%	0	4.6008	1.417545	2.05 to 2.19	1	40,000,000.00	12.81%	(3)	4.2290	2.110000
								2.20 or greater	1	10,000,000.00	3.20%	(3)	4.2290	2.518355
								Totals	11	312,247,989.79	100.00%	0	4.6008	1.417545
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	4,058,043.57	1.30%	120	5.1500	NAP
							Defeased	1	4,058,043.57	1.30%	120	5.1500	NAP
Maryland	1	55,251,953.66	17.69%	(1)	4.6700	1.300000
							Lodging	2	49,564,553.83	15.87%	(3)	5.3046	0.462183
New Jersey	1	83,333,333.00	26.69%	0	4.2000	1.750000
							Multi-Family	2	25,992,341.45	8.32%	(3)	4.9000	0.850305
Pennsylvania	1	44,047,764.28	14.11%	0	4.6750	1.130000
							Office	2	99,299,717.94	31.80%	(1)	4.6722	1.224591
Texas	3	63,962,180.54	20.48%	(3)	5.1410	0.422710
							Retail	2	133,333,333.00	42.70%	(1)	4.2109	1.885000
Virginia	1	50,000,000.00	16.01%	(3)	4.2290	2.110000
							Totals	9	312,247,989.79	100.00%	0	4.6008	1.417545
Washington	1	11,594,714.74	3.71%	(1)	5.3000	1.550000

Totals	9	312,247,989.79	100.00%	0	4.6008	1.417545

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,058,043.57	1.30%	120	5.1500	NAP	Defeased	1	4,058,043.57	1.30%	120	5.1500	NAP
	3.99999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	3	133,333,333.00	42.70%	(1)	4.2109	1.915627	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	5	125,292,059.39	40.13%	(1)	4.7195	1.268214	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	2	49,564,553.83	15.87%	(3)	5.3046	0.462183	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	312,247,989.79	100.00%	0	4.6008	1.417545	49 months or greater	10	308,189,946.22	98.70%	(1)	4.5935	1.418677
								Totals	11	312,247,989.79	100.00%	0	4.6008	1.417545
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	308,189,946.22	98.70%	(1)	4.5935	1.418677	Interest Only	3	133,333,333.00	42.70%	(1)	4.2109	1.915627
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	174,856,613.22	56.00%	(1)	4.8853	1.039738
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 298 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	308,189,946.22	98.70%	(1)	4.5935	1.418677	299 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	10	308,189,946.22	98.70%	(1)	4.5935	1.418677
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,058,043.57	1.30%	120	5.1500	NAP	Defeased	1	4,058,043.57	1.30%	120	5.1500	NAP
Underwriter's Information		2	37,625,976.83	12.05%	(2)	4.5528	2.027631	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	7	232,594,130.30	74.49%	(1)	4.4838	1.530539	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	37,969,839.09	12.16%	(3)	5.3060	0.130000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	4,058,043.57	1.30%	120	5.1500	1.331560
	Totals	11	312,247,989.79	100.00%	0	4.6008	1.417545
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305931001	RT	Lawrenceville	NJ	Actual/360	4.200%	291,666.67	0.00	0.00	N/A	05/01/26	--	83,333,333.00	83,333,333.00	04/01/26
3	305931003	OF	Baltimore	MD	Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	27,625,976.83	27,625,976.83	06/06/25
3A	305931031				Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	27,625,976.83	27,625,976.83	06/06/25
5	656100514	RT	Williamsburg	VA	Actual/360	4.229%	140,966.67	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	05/06/26
5A	656100517				Actual/360	4.229%	35,241.67	0.00	0.00	N/A	02/06/26	--	10,000,000.00	10,000,000.00	05/06/26
6	305931006	OF	Philadelphia	PA	Actual/360	4.675%	171,900.10	76,325.29	0.00	N/A	05/01/26	--	44,124,089.57	44,047,764.28	04/01/26
8	305931008	LO	Houston	TX	Actual/360	5.306%	0.00	0.00	0.00	N/A	02/01/26	--	37,969,839.09	37,969,839.09	10/01/20
9	656120508	OF	Stamford	CT	Actual/360	4.699%	134,677.76	34,389,468.37	0.00	N/A	05/06/26	--	34,389,468.37	0.00	05/06/26
18	656120509	MU	Santa Ana	CA	Actual/360	4.920%	80,893.86	19,730,209.70	0.00	N/A	05/06/26	--	19,730,209.70	0.00	05/06/26
19	305931019	MF	Kingsville	TX	Actual/360	4.900%	0.00	0.00	0.00	N/A	02/01/26	--	18,027,425.94	18,027,425.94	03/01/24
21	305931021	LO	SeaTac	WA	Actual/360	5.300%	51,326.66	26,415.99	0.00	N/A	04/01/26	--	11,621,130.73	11,594,714.74	03/01/26
24	305931024	MF	Brownsville	TX	Actual/360	4.900%	32,601.90	19,223.56	0.00	N/A	03/01/26	--	7,984,139.07	7,964,915.51	02/01/26
25	305931025	MF	Houston	TX	Actual/360	4.900%	28,509.99	6,982,039.19	0.00	N/A	05/01/26	--	6,982,039.19	0.00	05/01/26
28	305931028	MF	East Orange	NJ	Actual/360	4.900%	25,841.50	6,328,531.63	0.00	N/A	05/01/26	--	6,328,531.63	0.00	05/01/26
29	305931029	SS	Monterey	CA	Actual/360	5.150%	17,524.11	25,245.18	0.00	N/A	05/06/36	--	4,083,288.75	4,058,043.57	05/06/26
Totals							1,011,150.89	67,577,458.91	0.00				379,825,448.70	312,247,989.79
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,803,908.31	0.00	--	--	--	0.00	0.00	291,319.46	291,319.46	0.00	0.00
3	5,985,808.00	0.00	--	--	01/14/26	9,325,522.39	147,435.34	0.00	0.00	0.00	1,185,609.87
3A	0.00	0.00	--	--	01/14/26	9,325,522.39	147,435.34	0.00	0.00	0.00	1,135,048.73
5	17,863,921.00	0.00	--	--	05/13/26	7,474,607.17	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	05/13/26	1,868,651.79	0.00	0.00	0.00	0.00	0.00
6	6,099,832.16	0.00	--	--	--	0.00	0.00	248,041.54	248,041.54	0.00	0.00
8	969,632.00	933,015.34	04/01/24	03/31/25	05/12/26	23,144,649.86	3,316,835.94	0.00	0.00	0.00	8,381,263.68
9	10,715,941.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,185,508.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	592,554.00	451,457.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	3,377,664.19
21	0.00	1,239,993.46	01/01/25	09/30/25	--	0.00	0.00	77,615.40	126,711.09	0.00	0.00
24	975,335.67	0.00	--	--	--	0.00	0.00	51,738.03	115,388.42	0.00	0.00
25	642,725.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	436,295.01	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	57,835,166.55	3,060,761.31				51,138,953.60	3,611,706.62	668,714.43	781,460.51	0.00	14,079,586.47

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600770%	4.338078%	0
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.636893%	4.500573%	1
03/17/26	0	0.00	0	0.00	2	55,251,953.66	0	0.00	0	0.00	2	50,000,000.00	0	0.00	1	30,471,826.77	4.640101%	4.511993%	2
02/18/26	0	0.00	0	0.00	2	55,251,953.66	0	0.00	0	0.00	0	0.00	0	0.00	1	6,717,225.08	4.685594%	4.577210%	3
01/16/26	0	0.00	0	0.00	4	111,377,301.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.590201%	4.493549%	4
12/17/25	0	0.00	0	0.00	4	111,504,864.11	0	0.00	0	0.00	0	0.00	0	0.00	3	84,926,378.00	4.590521%	4.493895%	5
11/18/25	0	0.00	0	0.00	4	111,641,541.07	0	0.00	0	0.00	0	0.00	0	0.00	1	28,382,966.18	4.629004%	4.564476%	5
10/20/25	0	0.00	0	0.00	4	111,768,028.63	1	0.00	0	0.00	0	0.00	0	0.00	1	21,182,087.32	4.629013%	4.566664%	6
09/17/25	0	0.00	2	55,700,573.48	2	56,203,096.22	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.586477%	4.515104%	5
08/15/25	0	0.00	2	55,786,336.64	2	56,242,754.55	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.586792%	4.515433%	6
07/17/25	0	0.00	2	55,871,756.30	2	56,282,246.25	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587105%	4.515759%	7
06/17/25	2	55,964,064.54	0	0.00	2	56,324,059.73	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587436%	4.516103%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	305931001	04/01/26	0	5	291,319.46	291,319.46	0.00	83,333,333.00	05/08/26	0
3	305931003	06/06/25	10	5	0.00	0.00	0.00	27,982,032.27	05/19/25	13
3A	305931031	06/06/25	10	5	0.00	0.00	0.00	27,982,032.27	05/19/25	13
6	305931006	04/01/26	0	5	248,041.54	248,041.54	0.00	44,124,089.57	05/04/26	0
8	305931008	10/01/20	66	5	0.00	0.00	0.00	41,819,010.21	06/11/20	13
19	305931019	03/01/24	25	5	0.00	0.00	0.00	18,944,053.24	10/31/22	13
21	305931021	03/01/26	1	5	77,615.40	126,711.09	0.00	11,645,723.59	03/30/26	98
24	305931024	02/01/26	2	5	51,738.03	115,388.42	0.00	8,023,446.90	03/12/26	11
Totals					668,714.43	781,460.51	0.00	263,853,721.05
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		308,189,946	50,000,000	258,189,946		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,058,044	4,058,044	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	312,247,990	181,439,141	11,594,715	7,964,916	111,249,219	0
Apr-26	379,825,449	248,970,960	11,621,131	7,984,139	111,249,219	0
Mar-26	385,629,893	216,378,475	0	8,002,200	161,249,219	0
Feb-26	446,559,042	285,309,823	0	0	161,249,219	0
Jan-26	513,875,460	402,498,158	0	0	111,377,302	0
Dec-25	514,472,153	402,967,288	0	0	111,504,864	0
Nov-25	600,200,859	488,559,318	0	0	111,641,541	0
Oct-25	629,378,849	517,610,820	0	0	111,768,029	0
Sep-25	660,223,799	518,320,129	0	55,700,573	56,203,096	30,000,000
Aug-25	661,012,003	518,982,911	0	55,786,337	56,242,755	30,000,000
Jul-25	661,796,928	519,642,925	0	55,871,756	56,282,246	30,000,000
Jun-25	662,632,143	520,344,019	55,964,065	0	56,324,060	30,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305931001	83,333,333.00	83,333,333.00	168,000,000.00	02/11/21	11,162,703.31	1.75000	12/31/25	05/01/26	I/O
3	305931003	27,625,976.83	27,982,032.27	31,500,000.00	08/13/25	4,837,262.00	1.30000	12/31/25	04/06/26	239
3A	305931031	27,625,976.83	27,982,032.27	31,500,000.00	08/13/25	13,800,262.00	1.85000	05/06/16	04/06/26	239
5	656100514	40,000,000.00	39,777,554.60	167,000,000.00	01/09/26	16,715,724.00	2.11000	12/31/25	02/06/26	I/O
5A	656100517	10,000,000.00	9,944,388.65	167,000,000.00	01/09/26	21,124,575.00	2.51836	03/06/16	02/06/26	I/O
6	305931006	44,047,764.28	44,124,089.57	91,900,000.00	03/07/16	4,839,454.16	1.13000	12/31/25	05/01/26	239
8	305931008	37,969,839.09	41,819,010.21	37,300,000.00	04/21/25	392,304.70	0.13000	03/31/25	02/01/26	236
19	305931019	18,027,425.94	18,944,053.24	22,900,000.00	10/09/25	388,457.50	0.55000	06/30/25	02/01/26	236
21	305931021	11,594,714.74	11,645,723.59	14,000,000.00	03/16/16	1,084,204.74	1.55000	09/30/25	04/01/26	238
24	305931024	7,964,915.51	8,023,446.90	12,600,000.00	01/15/16	949,735.67	1.53000	12/31/25	03/01/26	237
Totals		308,189,946.22	313,575,664.30	743,700,000.00		75,294,683.08

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	305931001	RT	NJ	05/08/26	0
Special Servicer comments are not available for this cycle.

3	305931003	OF	MD	05/19/25	13

05/05/26: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being contribut ed to JPM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged. An Order Appointing Receiver was entered on 02/27/26.

3A	305931031	Various	Various	05/19/25	13

05/05/26: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being contribut ed to JPM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged. An Order Appointing Receiver was entered on 02/27/26.

5	656100514	RT	VA	12/04/25	9

5/1/26: Loan transferred to special servicing on 12/8/25 due to imminent default after the borrower provided notice of its inability to payoff the loan on the 2/6/26 maturity date. The borrower executed a PNA and requested a loan modification to al low additional time to payoff the debt. A modification closed that extended the maturity date to 2/6/29, payments were adjusted to amortizing, and the loan will be in a cash trap. The borrower funded all costs & expenses to close the transaction with new equity. The loan is secured by a 10-building outlet shopping center, containing 517,000 sf that was constructed in 1988 and renovated in 2005. The property includes national tenants Nike, Polo Ralph Lauren, Michael

Kors, Coach, and a Food Lion g rocer. Midland plans to return the loan to Master Servicing as soon as all amounts due for May 2026 are posted.

5A	656100517	Various	Various	12/04/25	9

5/1/26: Loan transferred to special servicing on 12/8/25 due to imminent default after the borrower provided notice of its inability to payoff the loan on the 2/6/26 maturity date. The borrower executed a PNA and requested a loan modification to al low additional time to payoff the debt. A modification closed that extended the maturity date to 2/6/29, payments were adjusted to amortizing, and the loan will be in a cash trap. The borrower funded all costs & expenses to close the transaction with new equity. The loan is secured by a 10-building outlet shopping center, containing 517,000 sf that was constructed in 1988 and renovated in 2005. The property includes national tenants Nike, Polo Ralph Lauren, Michael

Kors, Coach, and a Food Lion g rocer. Midland plans to return the loan to Master Servicing as soon as all amounts due for May 2026 are posted.

6	305931006	OF	PA	05/04/26	0
Special Servicer comments are not available for this cycle.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	305931008	LO	TX	06/11/20	13

05/05/26 - Loan transferred to special servicing 06/11/20 following servicer's receipt of imminent default notice from borrower. Special Servicer is working with the receiver to monitor market conditions and address immediate capital needs before

m ov ing forward with a receivership sale. As of 03/31/26, the property has YTD occupancy, ADR, and RevPAR of 90.4%, $123.50, and $111.61, respectively, with penetration levels of 133.3%, 87.4%, and 116.5%, respectively. Updated

BOVs have been receive d. SS is in the process of engaging a broker to begin marketing the property for sale.

19	305931019	MF	TX	10/31/22	13

05/05/26 - Loan transferred to Special Servicing on 10/31/22 due to Imminent Monetary Default. The property is a 198-unit (504 beds) 3-story student housing complex. The property was suffering from lower occupancy due to declining enrollment at Texas A&M-Kingsville and higher than expected non-controllable operating expenses. A receiver was appointed on 08/17/23 to manage and stabilize the property. As of 05/04/26, the property is 80.75% occupied and is 59.52%

preleased for the 2026 schoo l year. Updated BOVs have been received. SS is in the process of engaging a broker to begin marketing the property.

21	305931021	LO	WA	03/30/26	98

On March 18, 2016 J.P Morgan Chase Bank NA originated a $14MM loan secured by a 130-key, 4 story Hampton Inn located near the Seattle Airport situated on a 2.59 acre site. Loan matured April 1, 2026. Borrower is working refinance but has been dela yed to required modernization. Refi is expected to close before May 30, 2026.

24	305931024	MF	TX	03/12/26	11

5.1.2026: Loan transferred to Midland special servicing on 3.25.2026 due to maturity default (3/1/2026). TRIMONT is Master and Primary Servicer. Due to passing of one of the guarantors, the Borrower was not in a position to pay off the existing loa n at maturity. However, based upon recent discussions with sponsor, the borrower is expected to execute a refinance takeout via Freddie Mac within next 1-2 months. Loan is currently paid through February 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	656100514	0.00	4.22900%	0.00	4.22900%	8	01/30/26	02/06/26	--
5A	656100517	0.00	4.22900%	0.00	4.22900%	8	01/30/26	02/06/26	--
7	656100493	8,000,000.00	4.96000%	8,000,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7A	656120483	10,400,000.00	4.96000%	10,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7B	656100484	26,400,000.00	4.96000%	26,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
14	305811001	30,000,000.00	3.68669%	30,000,000.00	3.68669%	10	06/19/20	04/09/20	10/13/20
14	305811001	0.00	3.68669%	0.00	3.68669%	10	02/26/21	04/09/20	10/13/20
26	305931026	7,617,607.45	4.95000%	7,605,661.27	4.95000%	10	06/06/20	06/06/20	07/13/20
Totals		82,417,607.45		82,405,661.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	305931013 11/18/25	28,428,390.81	41,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
14	305811001 10/20/25	30,000,000.00	191,000,000.00	23,654,025.93	2,471,938.61	23,654,025.93	21,182,087.32	8,817,912.68	0.00	0.00	8,817,912.68	29.39%
27	305931027 03/17/23	7,061,717.90	7,075,000.00	8,280,710.96	1,218,993.06	8,280,710.96	7,061,717.90	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		65,490,108.71	239,175,000.00	31,934,736.89	3,690,931.67	31,934,736.89	28,243,805.22	8,817,912.68	0.00	0.00	8,817,912.68

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	305931013	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	305811001	10/20/25	0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68
27	305931027	03/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	8,201.98	0.00	0.00	0.00	0.00	107,511.09	0.00	0.00	0.00	0.00
3A	0.00	0.00	8,201.98	0.00	0.00	0.00	0.00	107,511.09	0.00	0.00	0.00	0.00
5	0.00	0.00	8,298.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	2,074.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	9,765.30	0.00	0.00	0.00	0.00	167,889.97	0.00	0.00	0.00	0.00
19	0.00	0.00	4,725.72	0.00	0.00	0.00	0.00	73,611.99	0.00	0.00	0.00	0.00
21	0.00	0.00	2,259.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,106.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	45,634.87	0.00	0.00	0.00	0.00	456,524.15	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		502,159.02

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26